GENERAL (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 25, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) segment item $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
GENERAL
Par value per share | $ / shares		$ 0.00001
Minimum number of importers/exporters | item		10,000
Number of segments | segment		2
Share listing expense	$ 46,717	$ 46,717
Accumulated deficit		(184,179)	$ (118,706)
Loss		(65,473)	(24,701)	$ (16,358)
Cash flow from operating activities		$ (27,096)	$ (14,908)	$ (17,324)
Ordinary shares
GENERAL
Par value per share | $ / shares		$ 0.00001	$ 0.00001
Preferred stock conversion shares | shares	1
Backstop Investor
GENERAL
Purchase price of issued units	$ 10,000
Exchange for ordinary shares | shares	1,000,000
Number of warrants issued during period | shares	100,000
Forward purchase agreement
GENERAL
Units issued | shares	4,000,000
Purchase price of issued units	$ 40,000
Forward purchase agreement | Ordinary shares
GENERAL
Common stock conversion share split ratio	3.51806
Common stock converted into option to purchase price | $ / shares	$ 3.51806
Conversion of common stock exercise price | $ / shares	$ 3.51806
Backstop agreement | Ordinary shares
GENERAL
Purchase price of issued units	$ 10,000
Exchange for ordinary shares | shares	1,000,000
Backstop agreement | Backstop Investor
GENERAL
Number of warrants issued during period | shares	500,000
PIPE Agreement
GENERAL
Units issued | shares	1,000,000
Purchase price of issued units	$ 10,000